Business Segments	12 Months Ended
Dec. 31, 2016
Business Segment
Business Segments

NOTE 16.  Business Segments

3M’s businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. 3M manages its operations in five business segments: Industrial; Safety and Graphics; Health Care; Electronics and Energy; and Consumer. 3M’s five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments.

Effective in the first quarter of 2017, as part of 3M’s continuing effort to improve the alignment of its businesses around markets and customers the Company made the following changes:

1.	Integrated the former Renewable Energy Division into existing divisions;
2.	Combined two divisions to form the Automotive and Aerospace Solutions Division; and
3.	Consolidated U.S. customer account activity - impacting dual credit reporting

Integration of former Renewable Energy Division

•

The (a) solar and wind and (b) energy product lines (along with certain technology previously included in Corporate and Unallocated) of the former Renewable Energy Division (RED) were integrated into the existing Electrical Markets Division and Electronics Materials and Solutions Division, respectively, within the Electronics and Energy business segment. In addition, the former RED’s window film product lines were moved into the Commercial Solutions Division within the Safety and Graphics business segment. This change resulted in a decrease in previously reported net sales and operating income for total year 2016 of $203 million and $38 million, respectively, in the Electronics and Energy segment. These decreases were offset by a $207 million and $29 million increase in previously reported 2016 net sales and operating income, respectively, in the Safety and Graphics business segment and a $4 million decrease and $9 million increase in previously reported net sales and operating income, respectively, in Corporate and Unallocated.

Creation of Automotive and Aerospace Solutions Division

•

The former Automotive Division and Aerospace and Commercial Transportation Division (both within the Industrial business segment) were combined to create the Automotive and Aerospace Solutions Division. Because this realignment was within the Industrial business segment, it had no impact on business segment reporting.

Consolidation of U.S. customer account activity - impacting dual credit reporting

•

The Company consolidated its customer account activity in the U.S. into more centralized sales districts to better serve customers. As discussed further below, 3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. This dual credit is based on which business segment provides customer account activity (“sales district”) with respect to a particular product sold in the U.S. Previously, a customer in the U.S. may have been aligned to several sales districts associated with multiple divisions or segments based on the individual products the customer purchased across 3M’s portfolio. The alignment of U.S. customer accounts to fewer, more focused sales districts therefore changed the attribution of dual credit across 3M’s business segments. As a result, previously reported aggregate business segment net sales and operating income for total year 2016 increased $163 million and $36 million, respectively, offset by similar increases in the elimination of dual credit net sales and operating income amounts.

The financial information presented herein reflects the impact of the preceding business segment reporting changes as well as the updated alignment of certain assets (largely inventory) to respective producing divisions for all periods presented.

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2016	2015	2014	2016	2015	2014
Industrial	$10,399	$10,388	$11,090	$2,395	$2,277	$2,404
Safety and Graphics	5,881	5,736	5,994	1,423	1,332	1,342
Health Care	5,566	5,449	5,602	1,763	1,730	1,731
Electronics and Energy	4,643	5,069	5,389	1,041	1,083	1,077
Consumer	4,484	4,429	4,533	1,065	1,048	997
Corporate and Unallocated	7	(2)	5	(272)	(349)	(242)
Elimination of Dual Credit	(871)	(795)	(792)	(192)	(175)	(174)
Total Company	$30,109	$30,274	$31,821	$7,223	$6,946	$7,135

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Industrial	$9,140	$9,205	$8,509	$407	$374	$383	$360	$317	$395
Safety and Graphics	7,626	7,709	5,096	277	258	246	228	207	229
Health Care	4,293	4,391	4,329	175	179	181	136	168	169
Electronics and Energy	4,418	4,645	4,922	229	279	258	200	203	225
Consumer	2,497	2,386	2,424	114	108	108	109	124	111
Corporate and Unallocated	4,932	4,547	6,094	272	237	232	387	442	364
Total Company	$32,906	$32,883	$31,374	$1,474	$1,435	$1,408	$1,420	$1,461	$1,493

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its five business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M reflects additional (“dual”) credit to another business segment when the customer account activity (“sales district”) with respect to the particular product sold to the external customer in the U.S. is provided by a different business segment. This additional dual credit is largely reflected at the division level. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, a sales district within the Industrial business segment provides the contact for sales of the product to particular customers in the U.S. market. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales initiated though its sales district and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.

Certain sales and operating income results for electronic bonding product lines are equally divided between the Electronics and Energy business segment and the Industrial business segment.